Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 37,896	$ 15,000	$ 7,650
Accounts receivable	647	0	0
Inventory	9,632	0	0
Prepaid expenses	5,020	0	0
Total current assets	53,195	15,000	7,650
Other Assets
Goodwill	86,985	0	0
Total assets	140,180	15,000	7,650
Current Liabilities
Advance from shareholder	37,938	20,000	555
Accounts payable	43,192	17,097	0
Total liabilities	81,130	37,097	555
Commitments and Contingencies
Stockholders' Equity/ (Deficit)
Preferred stock: 25,000,000 shares authorized ($0.001 par value) none issued and outstanding	0	0	0
Class A Common stock, $.001 par value, 200,000,000 shares authorized and 70,000,000 and 50,000,000 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	70,000	50,000	0
Class B Common stock, $.001 par value, 675,000,000 shares authorized67,475,000 and 15,000,000 shares issued and outstanding atMarch 31, 2012 and December 31, 2011, respectively	67,475	15,000	15,000
Additional paid in capital	3,146,749	470,027	0
Accumulated deficit	(3,225,174)	(557,124)	(7,905)
Total stockholders' equity / (deficit)	59,050	(22,097)	7,095
Total liabilities and stockholders' equity / (deficit)	$ 140,180	$ 15,000	$ 7,650